INCOME TAX (Schedule of Temporary Differences and Unused Tax Losses) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 144,347	$ 145,823
Non-capital loss carry forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	82,882	77,886
Plant and Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	27,050	23,529
Mineral rights and properties [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	15,539	20,602
Other deductible temporary difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 18,876	$ 23,806